                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

Home Office & Annuity Service
  Center:                                               Mailing Address:
604 Locust Street                                       P.O. Box 9271
Des Moines, Iowa 50309                                  Des Moines, Iowa 50306-9271
(800) 648-6810

           INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE AND
                            FIXED ANNUITY CONTRACTS

                                   ISSUED BY

          EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A

                                      AND

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

     The Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values on a fixed and variable basis and payment of monthly annuity payments on a fixed basis. The Contracts are designed for use by individuals in retirement plans on a Non-Qualified basis. (See "Definitions" on Page 1.)

     At the Owner's direction, Purchase Payments for the Contracts will be allocated to a segregated investment account of Equitable Life Insurance Company of Iowa (the "Company") which account has been designated Equitable Life Insurance Company of Iowa Separate Account A (the "Separate Account") or to the Company's Fixed Account. Under certain circumstances, however, Purchase Payments may initially be allocated to the Smith Barney Money Market Subaccount of the Separate Account. (See "Highlights" on Page 2.) The Separate Account invests in shares of the following Investment Options: Equi-Select Series Trust (see "Equi-Select Series Trust" on Page 8), Smith Barney/Travelers Series Fund Inc. (see "Smith Barney/Travelers Series Fund Inc." on Page 9) and Smith Barney Series Fund (see "Smith Barney Series Fund" on Page 10). Equi-Select Series Trust is a series fund with ten Portfolios, three of which are currently available in connection with the Contracts offered herein -- the OTC Portfolio, the Research Portfolio and the Total Return Portfolio. Smith Barney/Travelers Series Fund Inc. is a series fund with eleven Portfolios, four of which are currently available in connection with the Contracts: Smith Barney Income and Growth Portfolio, Smith Barney International Equity Portfolio, Smith Barney High Income Portfolio and Smith Barney Money Market Portfolio. Smith Barney Series Fund is a series fund with ten Portfolios, one of which is currently available in connection with the Contracts -- the Appreciation Portfolio.

     THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

     This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the Statement of Additional Information which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information can be found on Page 27 of this Prospectus. For the Statement of Additional Information, call
(800) 648-6810 or write to the Company at the address listed above.

INQUIRIES:

     Any inquiries can be made by telephone or in writing to Equitable Life Insurance Company of Iowa at (800) 648-6810 or P.O. Box 9271, Des Moines, Iowa 50306-9271.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     This Prospectus and the Statement of Additional Information are dated February 9, 1996.

     This Prospectus should be kept for future reference.

                               TABLE OF CONTENTS

                                                                                         PAGE
                                                                                         ----
DEFINITIONS...........................................................................      1
HIGHLIGHTS............................................................................      2
FEE TABLE.............................................................................      4
CONDENSED FINANCIAL INFORMATION.......................................................      7
THE COMPANY...........................................................................      8
THE SEPARATE ACCOUNT..................................................................      8
INVESTMENT OPTIONS....................................................................      8
  Equi-Select Series Trust............................................................      8
  Smith Barney/Travelers Series Fund Inc. ............................................      9
  Smith Barney Series Fund............................................................     10
  Voting Rights.......................................................................     10
  Substitution of Securities..........................................................     10
CHARGES AND DEDUCTIONS................................................................     11
  Deduction for Withdrawal Charge (Sales Load)........................................     11
  Reduction or Elimination of the Withdrawal Charge...................................     12
  Deduction for Mortality and Expense Risk Charge.....................................     12
  Deduction for Administrative Charge.................................................     12
  Deduction for Annual Contract Maintenance Charge....................................     13
  Deduction for Premium Taxes.........................................................     13
  Deduction for Income Taxes..........................................................     13
  Deduction for Investment Option Expenses............................................     13
  Deduction for Transfer Fee..........................................................     14
THE CONTRACTS.........................................................................     14
  Ownership...........................................................................     14
  Annuitant...........................................................................     14
  Assignment..........................................................................     14
  Beneficiary.........................................................................     14
PURCHASE PAYMENTS AND CONTRACT VALUE..................................................     15
  Purchase Payments...................................................................     15
  Allocation of Purchase Payments.....................................................     15
  Dollar Cost Averaging...............................................................     16
  Automatic Portfolio Rebalancing.....................................................     16
  Contract Value......................................................................     16
  Accumulation Unit...................................................................     17
TRANSFERS.............................................................................     17
WITHDRAWALS...........................................................................     18
  Automatic Withdrawals...............................................................     18
  Suspension of Payments or Transfers.................................................     19
CONTRACT PROCEEDS.....................................................................     19
  Maturity Proceeds...................................................................     19
  Death Proceeds......................................................................     19
  Death of the Annuitant..............................................................     20
  Death of Owner......................................................................     20
  Fixed Payment Plans.................................................................     21
     Plan A. Interest.................................................................     21
     Plan B. Fixed Period.............................................................     21
     Plan C. Life Income..............................................................     22

                                                                                         PAGE
                                                                                         ----
DISTRIBUTOR...........................................................................     22
PERFORMANCE INFORMATION...............................................................     22
  Money Market Portfolio..............................................................     22
  Other Portfolios....................................................................     22
TAX STATUS............................................................................     23
  General.............................................................................     23
  Diversification.....................................................................     24
  Multiple Contracts..................................................................     25
  Contracts Owned by Other than Natural Persons.......................................     25
  Tax Treatment of Assignments........................................................     25
  Income Tax Withholding..............................................................     25
  Tax Treatment of Withdrawals........................................................     25
FINANCIAL STATEMENTS..................................................................     26
LEGAL PROCEEDINGS.....................................................................     26
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..........................     27

                                  DEFINITIONS

     ACCUMULATION PERIOD -- The period during which Purchase Payments may be made prior to the Maturity Date.

     ACCUMULATION UNIT -- A unit of measure used to calculate the Contract Value in a Subaccount of the Separate Account prior to the Maturity Date.

     AGE -- The Annuitant's age on his or her last birthday.

     ANNUITANT -- The natural person on whose life Annuity Payments are based.

     ANNUITY PAYMENTS -- The series of payments after the Maturity Date under the Payment Plan selected.

     BENEFICIARY -- The person the Owner has chosen to receive the Proceeds on the Annuitant's death as shown on the Company's records. There may be different classes of Beneficiaries, such as primary and contingent. These classes set the order of payment. There may be more than one Beneficiary in a class.

     COMPANY -- Equitable Life Insurance Company of Iowa.

     CONTRACT ANNIVERSARY -- An anniversary of the Issue Date of the Contract.

     CONTRACT YEAR -- One year from the Issue Date and from each Contract Anniversary.

     FIXED ACCOUNT -- The Company's general investment account which contains all the assets of the Company with the exception of the Separate Account and other segregated asset accounts.

     INVESTMENT OPTION -- An investment entity the Company may make available from time to time.

     ISSUE DATE/DATE OF ISSUE -- The effective date of the Contract.

     MATURITY DATE -- The date on which Annuity Payments begin.

     NON-QUALIFIED CONTRACTS -- Contracts issued under non-qualified plans which do not receive favorable tax treatment under Sections 401, 403(b) or 408 of the Internal Revenue Code of 1986, as amended (the "Code").

     OWNER -- The person(s) who owns the Contract. The Owner may be someone other than the Annuitant. There may be Joint Owners.

     PORTFOLIO -- A segment of an Investment Option which constitutes a separate and distinct class of shares.

     PROCEEDS -- Proceeds are the amounts payable under the Contract.

     PURCHASE PAYMENT -- An amount paid to the Company to provide benefits under the Contract. A Purchase Payment does not include transfers between the Separate Account and the Fixed Account or among Subaccounts.

     PURCHASE PAYMENT ANNIVERSARY -- The anniversary of a Purchase Payment.

     SEPARATE ACCOUNT -- A separate investment account of the Company designated as Equitable Life Insurance Company of Iowa Separate Account A, into which Purchase Payments or Contract Values may be allocated.

     SUBACCOUNT -- A segment of the Separate Account representing an investment in an Investment Option.

     VALUATION DATE -- The Separate Account will be valued each day that the New York Stock Exchange and the Company's Annuity Service Center both are open for business.

     VALUATION PERIOD -- The period beginning at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

                                   HIGHLIGHTS

     At the Owner's direction, Purchase Payments for the Contracts will be allocated to a segregated investment account of Equitable Life Insurance Company of Iowa (the "Company") which account has been designated Equitable Life Insurance Company of Iowa Separate Account A (the "Separate Account") or to the Company's Fixed Account. Under certain circumstances, however, Purchase Payments may initially be allocated to the Smith Barney Money Market Subaccount of the Separate Account (see below). The Separate Account invests in shares of Equi-Select Series Trust (see "Equi-Select Series Trust" on Page 8), Smith Barney/Travelers Series Fund Inc. (see "Smith Barney/Travelers Series Fund Inc." on Page 9), and Smith Barney Series Fund (see "Smith Barney Series Fund" on Page
10). Owners bear the investment risk for all amounts allocated to the Separate Account.

     Within twenty (20) days of the date of receipt of the Contract by the Owner (or within ten (10) days of the date of receipt with respect to the circumstances described in (a) below or in states where required or, within thirty (30) days in the case of a Contract issued in the state of California to an individual who is sixty (60) years of age or older), it may be returned by delivering or mailing it to the Company at its Annuity Service Center. When the Contract is received at the Annuity Service Center, the Company will refund the Contract Value computed at the end of the Valuation Period during which the Contract is received by the Company except in the following circumstances: (a) in those states which require the Company to refund Purchase Payments, less withdrawals; or (b) in the case of Contracts which are deemed by certain states to be replacing an existing annuity or insurance contract and which require the Company to refund Purchase Payments, less withdrawals. With respect to the circumstances described in (a) and (b) above, the Company will refund the greater of Purchase Payments, less any withdrawals, or the Contract Value, and will allocate initial purchase payments to the Money Market Subaccount until the expiration of fifteen days from the Issue Date (or twenty-five days in the case of Contracts described under (b) above). Upon the expiration of the fifteen day period (or twenty-five day period with respect to Contracts described under (b)), the Subaccount value of the Money Market Subaccount will be allocated to the Separate Account or Fixed Account in accordance with the election made by the Owner in the Application.

     A Withdrawal Charge (sales load) may be deducted in the event of a withdrawal of all or a portion of the Contract Value. The Withdrawal Charge percentages are based upon the number of Purchase Payment Anniversaries that Purchase Payments have remained in the Contract before being withdrawn:

                          TABLE OF WITHDRAWAL CHARGES

PURCHASE PAYMENT ANNIVERSARY                                               WITHDRAWAL CHARGE
----------------------------                                       ----------------------------------
                                                                   8% of the Purchase Payment
       1........................................................   withdrawn
                                                                   7% of the Purchase Payment
       2........................................................   withdrawn
                                                                   6% of the Purchase Payment
       3........................................................   withdrawn
                                                                   5% of the Purchase Payment
       4........................................................   withdrawn
                                                                   4% of the Purchase Payment
       5........................................................   withdrawn
                                                                   3% of the Purchase Payment
       6........................................................   withdrawn
                                                                   2% of the Purchase Payment
       7........................................................   withdrawn
                                                                   1% of the Purchase Payment
       8........................................................   withdrawn
                                                                   0% of the Purchase Payment
       9 and after..............................................   withdrawn

     For each Contract Year after the first, the Owner may make a withdrawal without the imposition of a Withdrawal Charge of an amount equal to 10% of the total of all Purchase Payments at the beginning of the Contract Year, less any Purchase Payments previously withdrawn. Any withdrawals without a Withdrawal Charge not used in a Contract Year may not be used in any subsequent Contract Year. (See "Charges and Deductions -- Deduction for Withdrawal Charge (Sales
Load)" on Page 11.) With respect to the assessment of a Withdrawal Charge, the distribution of Purchase Payments from within a Subaccount or the Fixed Account is on a first-in, first-out basis. (See "Withdrawals" on Page 18.)

     There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. This Charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions -- Deduction for Mortality and Expense Risk Charge" on Page 12.)

     There is an Administrative Charge which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This Charge compensates the Company for costs associated with the administration of the Contracts and the Separate Account. (See "Charges and Deductions -- Deduction for Administrative Charge" on Page 12.)

     There is an Annual Contract Maintenance Charge of $30 each Contract Year prior to the Maturity Date. (See "Charges and Deductions -- Deduction for Annual Contract Maintenance Charge" on Page 13.)

     Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. Premium taxes generally range from 0% to 4%. (See "Charges and Deductions -- Deduction for Premium Taxes" on Page 13.)

     Under certain circumstances, a Transfer Fee may be assessed when an Owner transfers Contract Values from one Subaccount to another Subaccount or to or from the Fixed Account. (See "Charges and Deductions -- Deduction for Transfer Fee" on Page 14.)

     There is a ten percent (10%) federal income tax penalty applied to the income portion of any distribution from Non-Qualified Contracts. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982. The Contract provides that upon the death of the Annuitant prior to the Maturity Date, the Death Proceeds will be paid to the named Beneficiary. Such payments made upon the death of the Annuitant who is not the Owner of the Contract do not qualify for the death of Owner exception described above, and will be subject to the ten percent (10%) distribution penalty unless the Beneficiary is 59 1/2 or one of the other exceptions to the penalty applies. For federal income tax purposes, withdrawals are deemed to be on a last-in, first-out basis. For a further discussion of the taxation of the Contracts, see "Tax Status" on Page 23.

     See "Tax Status -- Diversification" for a discussion of owner control of the underlying investments in a variable annuity contract.

     Because of certain exemptive and exclusionary provisions, interests in the Fixed Account are not registered under the Securities Act of 1933 and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

          EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A
                                   FEE TABLE

OWNER TRANSACTION EXPENSES

Withdrawal Charge (see Note 2 below)
(as a percentage of Purchase Payments withdrawn)

   PURCHASE PAYMENT ANNIVERSARY                                              CHARGE
   ----------------------------                                              ------
              1...........................................................      8%
              2...........................................................      7%
              3...........................................................      6%
              4...........................................................      5%
              5...........................................................      4%
              6...........................................................      3%
              7...........................................................      2%
              8...........................................................      1%
              9+..........................................................      0
Transfer Fee (see Note 3 below)..............   No charge for first 12 transfers in a
                                                Contract Year; thereafter the fee is the
                                                lesser of 2% of the Contract Value
                                                transferred or an amount not greater than
                                                $25.
Annual Contract Maintenance Charge...........   $30 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

          Mortality and Expense Risk Charge................................   1.25%
          Administrative Charge............................................    .15%
                                                                              -----
          Total Separate Account Annual Expenses...........................   1.40%

EQUI-SELECT SERIES TRUST'S ANNUAL EXPENSES
(as a percentage of the average daily net assets of the Portfolio)

                                                             MANAGEMENT      OTHER       TOTAL ANNUAL
                                                               FEES*       EXPENSES**      EXPENSES
                                                             ----------    ----------    ------------
OTC Portfolio.............................................      .80%          .75%           1.55%
Research Portfolio........................................      .80%          .75%           1.55%
Total Return Portfolio....................................      .80%          .75%           1.55%

-------------------------
 * PRIOR TO OCTOBER 6, 1995, EQUITABLE INVESTMENT SERVICES, INC. ("EISI"), THE TRUST'S INVESTMENT ADVISER, WAIVED ITS MANAGEMENT FEES FOR EACH OF THE PORTFOLIOS.

** BEGINNING OCTOBER 6, 1995, EISI HAS UNDERTAKEN TO REIMBURSE EACH PORTFOLIO
   FOR ALL OPERATING EXPENSES, EXCLUDING MANAGEMENT FEES, THAT EXCEED .75% OF THE AVERAGE DAILY NET ASSETS OF THE OTC, TOTAL RETURN AND RESEARCH PORTFOLIOS. THIS VOLUNTARY EXPENSE REIMBURSEMENT CAN BE TERMINATED AT ANY TIME.

SMITH BARNEY/TRAVELERS SERIES FUND INC.'S ANNUAL EXPENSES
(as a percentage of the average daily net assets of a Portfolio)

                                                               MANAGEMENT     OTHER      TOTAL ANNUAL
                                                                  FEES       EXPENSES      EXPENSES
                                                               ----------    --------    ------------
Smith Barney Income and Growth Portfolio*...................       .65%         .29%          .94%
Smith Barney International Equity Portfolio.................       .90%         .54%         1.44%
Smith Barney High Income Portfolio*.........................       .60%         .47%         1.07%
Smith Barney Money Market Portfolio*........................       .60%         .34%          .94%

-------------------------
* SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC., THE FUND'S INVESTMENT MANAGER, WAIVED ALL OR PART OF ITS MANAGEMENT FEES FOR THE YEAR ENDED OCTOBER 31, 1995 FOR THE SMITH BARNEY INCOME AND GROWTH PORTFOLIO, SMITH BARNEY HIGH INCOME PORTFOLIO AND SMITH BARNEY MONEY MARKET PORTFOLIO SUCH THAT THE ACTUAL TOTAL ANNUAL EXPENSES CHARGED TO EACH PORTFOLIO IN 1995 WERE .73%, .70% AND .65%, RESPECTIVELY. THIS VOLUNTARY FEE WAIVER CAN BE TERMINATED AT ANY TIME.

SMITH BARNEY SERIES FUND'S ANNUAL EXPENSES
(as a percentage of the average daily net assets of the Portfolio)

                                                             MANAGEMENT     OTHER      TOTAL OPERATING
                                                                FEES       EXPENSES       EXPENSES
                                                             ----------    --------    ---------------
Appreciation Portfolio....................................      0.75%        0.13%           0.88%

EXAMPLES

     An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     (a) if the Contract is fully surrendered at the end of each time period;

     (b) if the Contract is not surrendered;

     (c) if Payment Plan A - Option 2 is elected.

                                                                    TIME PERIODS
                                                ----------------------------------------------------
          EQUI-SELECT SERIES TRUST                1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------   ----------    ----------    ----------    ----------
OTC Portfolio................................   a) $110.89    a) $148.32    a) $196.03    a) $334.89
                                                b) $ 30.89    b) $ 94.32    b) $160.03    b) $334.89
                                                c) $110.89    c) $148.32    c) $196.03    c) $334.89
Research Portfolio...........................   a) $110.89    a) $148.32    a) $196.03    a) $334.89
                                                b) $ 30.89    b) $ 94.32    b) $160.03    b) $334.89
                                                c) $110.89    c) $148.32    c) $196.03    c) $334.89
Total Return Portfolio.......................   a) $110.89    a) $148.32    a) $196.03    a) $334.89
                                                b) $ 30.89    b) $ 94.32    b) $160.03    b) $334.89
                                                c) $110.89    c) $148.32    c) $196.03    c) $334.89
SMITH BARNEY/TRAVELERS SERIES FUND INC.
---------------------------------------------
Smith Barney Income and Growth Portfolio.....   a) $107.89    a) $139.42    a) $181.35    a) $306.45
                                                b) $ 27.89    b) $ 85.42    b) $145.35    b) $306.45
                                                c) $107.89    c) $139.42    c) $181.35    c) $306.45
Smith Barney International Equity
  Portfolio..................................   a) $110.39    a) $146.84    a) $193.60    a) $330.21
                                                b) $ 30.39    b) $ 92.84    b) $157.60    b) $330.21
                                                c) $110.39    c) $146.84    c) $193.60    c) $330.21
Smith Barney High Income Portfolio...........   a) $107.89    a) $139.42    a) $181.35    a) $306.45
                                                b) $ 27.89    b) $ 85.42    b) $145.35    b) $306.45
                                                c) $107.89    c) $139.42    c) $181.35    c) $306.45
Smith Barney Money Market Portfolio..........   a) $107.89    a) $139.42    a) $181.35    a) $306.45
                                                b) $ 27.89    b) $ 85.42    b) $145.35    b) $306.45
                                                c) $107.89    c) $139.42    c) $181.35    c) $306.45
SMITH BARNEY SERIES FUND
---------------------------------------------
Appreciation Portfolio.......................   a) $104.19    a) $128.33    a) $162.94    a) $270.09
                                                b) $ 24.19    b) $ 74.33    b) $126.94    b) $270.09
                                                c) $104.19    c) $128.33    c) $162.94    c) $270.09

NOTES TO FEE TABLE AND EXAMPLES

     1. The purpose of the Fee Table is to assist the Owner in understanding the various costs and expenses that an Owner will incur directly or indirectly. For additional information, see "Charges and Deductions" in this Prospectus and the Prospectuses for Equi-Select Series Trust, Smith Barney/ Travelers Series Fund Inc. and Smith Barney Series Fund.

     2. For each Contract Year after the first, the Owner may make a withdrawal without the imposition of a Withdrawal Charge of an amount equal to 10% of the total of all Purchase Payments at the beginning of the Contract Year, less any Purchase Payments previously withdrawn. Any withdrawals without a Withdrawal Charge not used in a Contract Year may not be used in a subsequent Contract Year.

     3. If the Owner is participating in the Automatic Portfolio Rebalancing program or the Dollar Cost Averaging program providing for the automatic transfer of funds from a Subaccount or the Fixed Account to any other Subaccount, such transfers are currently not taken into account in determining the number of transfers for the year or in determining any Transfer Fee. (See "Charges and Deductions -- Deduction for Transfer Fee" on Page 14, "Purchase Payments and Contract Value -- Dollar Cost Averaging" on Page 16 and "Purchase Payments and Contract Value -- Automatic Portfolio Rebalancing" on Page 16.)

     4. Premium taxes are not reflected. Premium taxes may apply. (See "Charges and Deductions -- Deduction for Premium Taxes" on Page 13.)

     5. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                        CONDENSED FINANCIAL INFORMATION

     The financial statements of Equitable Life Insurance Company of Iowa and Equitable Life Insurance Company of Iowa Separate Account A may be found in the Statement of Additional Information.

     The table below gives per unit information about the financial history of the OTC Portfolio, Research Portfolio and Total Return Portfolio of Equi-Select Series Trust from commencement of operations (October 7, 1994) to December 31, 1995 and of the available Portfolios of Smith Barney/Travelers Series Fund Inc. from commencement of operations (April 5, 1995 for the Smith Barney Income and Growth Portfolio; March 27, 1995 for the Smith Barney International Equity Portfolio; April 28, 1995 for the Smith Barney High Income Portfolio; and May 24, 1995 for the Smith Barney Money Market Portfolio) to December 31, 1995. This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.

                                                                                    PERIOD FROM
                                                           YEAR ENDED        COMMENCEMENT OF OPERATIONS
EQUI-SELECT SERIES TRUST                                DECEMBER 31, 1995       TO DECEMBER 31, 1994
                                                        -----------------    --------------------------
OTC PORTFOLIO
  Unit value at beginning of period..................          $10.35                  $10.00
  Unit value at end of period........................          $13.21                  $10.35
  No. of units outstanding at end of period..........         759,597                  63,781
RESEARCH PORTFOLIO
  Unit value at beginning of period..................           $9.72                  $10.00
  Unit value at end of period........................          $13.10                   $9.72
  No. of units outstanding at end of period..........       1,255,752                  69,177
TOTAL RETURN PORTFOLIO
  Unit value at beginning of period..................           $9.81                  $10.00
  Unit value at end of period........................          $12.05                   $9.81
  No. of units outstanding at end of period..........       1,312,565                  33,106

                                                                               PERIOD FROM
                                                                        COMMENCEMENT OF OPERATIONS
               SMITH BARNEY/TRAVELERS SERIES FUND INC.                     TO DECEMBER 31, 1995
---------------------------------------------------------------------   --------------------------
SMITH BARNEY INCOME AND GROWTH PORTFOLIO
  Unit value at beginning of period (4-5-95).........................              $10.00
  Unit value at end of period........................................              $12.05
  No. of units outstanding at end of period..........................             295,134
SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO
  Unit value at beginning of period (3-27-95)........................              $10.00
  Unit value at end of period........................................              $11.56
  No. of units outstanding at end of period..........................             154,388
SMITH BARNEY HIGH INCOME PORTFOLIO
  Unit value at beginning of period (4-28-95)........................              $10.00
  Unit value at end of period........................................              $10.94
  No. of units outstanding at end of period..........................              72,283
SMITH BARNEY MONEY MARKET PORTFOLIO
  Unit value at beginning of period (5-24-95)........................              $10.00
  Unit value at end of period........................................              $10.23
  No. of units outstanding at end of period..........................             125,048

                                  THE COMPANY

     Equitable Life Insurance Company of Iowa (the "Company") was founded in Iowa in 1867 and is the oldest life insurance company west of the Mississippi. The Company is currently licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont. The Company is a wholly-owned subsidiary of Equitable of Iowa Companies, an Iowa corporation.

                              THE SEPARATE ACCOUNT

     The Board of Directors of the Company adopted a resolution to establish a segregated asset account pursuant to Iowa insurance law on January 24, 1994. This segregated asset account has been designated Equitable Life Insurance Company of Iowa Separate Account A (the "Separate Account"). The Company has caused the Separate Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account equal to the reserves and other contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general obligations.

     The Separate Account meets the definition of a "separate account" under federal securities laws.

     The Separate Account is divided into Subaccounts, with the assets of each Subaccount invested in one Portfolio of Equi-Select Series Trust, Smith Barney/Travelers Series Fund Inc., or Smith Barney Series Fund. There is no assurance that the investment objectives of any of the Portfolios will be met. Owners bear the complete investment risk for Purchase Payments allocated to a Subaccount. Contract Values will fluctuate in accordance with the investment performance of the Subaccounts to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.

                               INVESTMENT OPTIONS

EQUI-SELECT SERIES TRUST

     Equi-Select Series Trust ("Trust") has been established to act as one of the funding vehicles for the Contracts offered. The Trust is managed by Equitable Investment Services, Inc. ("EISI") which is a wholly-owned subsidiary of the Equitable of Iowa Companies. EISI has retained a Sub-Adviser for the OTC, Research and Total Return Portfolios to make investment decisions and place orders. The Sub-Adviser for the Portfolios is Massachusetts Financial Services Company. See "Management of the Trust" in the Trust Prospectus, which accompanies this Prospectus, for additional information concerning EISI and the Sub-Adviser, including a description of advisory and sub-advisory fees. Purchasers should read this Prospectus and the Prospectus for the Trust carefully before investing.

     The Trust is an open-end management investment company. While a brief summary of the investment objective of the available Portfolios are set forth below, more comprehensive information, including a discussion of potential risks, is found in the current Prospectus for the Trust which is included with this Prospectus. Additional Prospectuses and the Statement of Additional Information can be obtained by calling or writing the Company's Home Office.

     The investment objectives of the Portfolios are as follows:

     OTC PORTFOLIO. The investment objective of the OTC Portfolio is to seek to obtain long-term growth of capital. The Portfolio seeks to achieve its objective by investing at least 65% of its assets, under normal circumstances, in securities principally traded on the over-the-counter (OTC) securities market.

     RESEARCH PORTFOLIO. The Research Portfolio seeks to provide long-term growth of capital and future income by investing a substantial portion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. The Portfolio securities of the Research Portfolio are selected by the investment research analysts in the Equity Research Group of the Sub-Adviser. The Portfolio's assets are allocated to economic sectors (e.g. health care, technology, consumer staples) and then to industry groups within these sectors (e.g. within the health care sector, the managed care, drug and medical supply industries). The allocation by sector and industry is determined by the analysts acting together as a group.

     TOTAL RETURN PORTFOLIO. The Total Return Portfolio primarily seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. While current income is the primary objective, the Portfolio believes that there should also be a reasonable opportunity for growth of capital and income since many securities offering a better than average yield may also possess growth potential. Generally, at least 40% of the Portfolio's assets will be invested in equity securities.

SMITH BARNEY/TRAVELERS SERIES FUND INC.

     Smith Barney/Travelers Series Fund Inc. ("Fund") is an investment company underlying certain variable annuity and variable life insurance contracts. The Fund is managed by Smith Barney Mutual Funds Management Inc. ("SBMFM" or "Manager"). SBMFM is a wholly-owned subsidiary of Smith Barney Holdings Inc. Smith Barney Holdings Inc. is a wholly-owned subsidiary of Travelers Group Inc. which is a financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services.

     The Fund is an open-end management investment company. While a brief summary of the investment objectives is set forth below, more comprehensive information, including a discussion of potential risks, is found in the current Prospectus for the Fund, which is included with this Prospectus. Additional Prospectuses and the Statement of Additional Information can be obtained by calling or writing the Company's Home Office.

     The Fund is intended to meet differing investment objectives with its currently available separate Portfolios.

     The investment objectives of the Portfolios are as follows:

     SMITH BARNEY INCOME AND GROWTH PORTFOLIO. The Smith Barney Income and Growth Portfolio seeks current income and long-term growth of income and capital by investing primarily, but not exclusively, in common stocks. The Portfolio invests primarily in common stocks offering a current return from dividends and in interest-paying debt obligations (such as U.S. Government Securities, investment grade bonds and debentures) and high quality short-term debt obligations (such as commercial paper and repurchase agreements collateralized by U.S. Government Securities with broker/dealers or other financial institutions.)

     SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO. The Smith Barney International Equity Portfolio seeks total return on its assets from growth of capital and income. The Portfolio seeks to achieve its objective by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-U.S. issuers. Investing in foreign securities generally involves risks not ordinarily associated with investing in securities of domestic issuers. Purchasers are cautioned to read "Special Investment Techniques and Risk Considerations -- Foreign Securities" in the Fund Prospectus.

     SMITH BARNEY HIGH INCOME PORTFOLIO. The Smith Barney High Income Portfolio seeks high current income. Capital appreciation is a secondary objective. The Portfolio seeks to achieve its investment objectives by investing, under normal circumstances, at least 65% of its assets in high-yielding corporate debt obligations and preferred stock. The Portfolio invests significantly in lower grade corporate debt securities, which are commonly known as "junk bonds" and involve a significant degree of risk. (See "The Fund's Investment Program -- Smith Barney High Income Portfolio" in the Fund Prospectus.) Prior to investing in this Portfolio, purchasers are cautioned to read the section entitled "Special Investment Techniques and Risk Considerations -- Lower-Quality and Non-Rated Securities" in the Fund Prospectus. The Portfolio may invest up to 20% of its assets in the securities of foreign issuers that are denominated in currencies other than the U.S. dollar and may invest without limitation in securities of foreign issuers that are denominated in U.S. dollars. Investing in foreign securities generally involves risks not ordinarily associated with investing in securities of domestic issuers. Purchasers are cautioned to read "Special Investment Techniques and Risk Considerations -- Foreign Securities" in the Fund Prospectus.

     SMITH BARNEY MONEY MARKET PORTFOLIO. The Smith Barney Money Market Portfolio seeks maximum current income and preservation of capital. The Portfolio seeks to achieve its objectives by investing in bank obligations and high quality commercial paper, corporate obligations and municipal obligations, in addition to U.S. Government Securities and related repurchase agreements. An investment in this Portfolio is neither insured nor guaranteed by the U.S. Government. In addition, there is no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

SMITH BARNEY SERIES FUND

     Smith Barney Series Fund is a diversified, open-end management investment company. Smith Barney Mutual Funds Management Inc. ("SBMFM") is the investment adviser to the Appreciation Portfolio (see "Smith Barney/Travelers Series Fund Inc." above for information pertaining to SBMFM).

     Smith Barney Series Fund has ten Portfolios, one of which is currently available in connection with the Contracts. While a brief summary of the investment objective is set forth below, more comprehensive information, including a discussion of potential risks, is found in the current prospectus for Smith Barney Series Fund, which is included with this Prospectus. Additional prospectuses and the Statement of Additional Information can be obtained by calling or writing the Company's Home Office.

     The investment objective of the Portfolio is as follows:

     APPRECIATION PORTFOLIO. The Appreciation Portfolio's goal is long-term appreciation of capital. The Portfolio will attempt to achieve its goal by investing primarily in equity and equity-related securities that are believed to afford attractive opportunities for appreciation. Under normal market conditions, substantially all -- but not less than 65% -- of the Portfolio's assets will consist of common stocks, but the Portfolio also may hold securities convertible into common stocks and warrants.

VOTING RIGHTS

     In accordance with its view of present applicable law, the Company will vote the shares of the Investment Options held in the Separate Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Separate Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Investment Options do not hold regular meetings of shareholders.

     The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company prior to a shareholder meeting of an Investment Option. Voting instructions will be solicited by written communication prior to the meeting.

SUBSTITUTION OF SECURITIES

     If the shares of the Investment Options (or any Portfolio within an Investment Option or any other Investment Option), are no longer available for investment by the Separate Account or, if in the judgment of the Company, further investment in the shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another Investment Option (or Portfolio) for shares already purchased or to be purchased in the future by Purchase Payments under the Contracts. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under the requirements it may impose.

                             CHARGES AND DEDUCTIONS

     Various charges and deductions are made from the Contract Value and the Separate Account. These charges and deductions are:

DEDUCTION FOR WITHDRAWAL CHARGE (SALES LOAD)

     If all or a portion of the Contract Value (see "Withdrawals" on Page 18) is withdrawn, a Withdrawal Charge (sales load) will be calculated at the time of each withdrawal and will be deducted from the Contract Value. This Charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Withdrawal Charge percentages are based upon the number of Purchase Payment Anniversaries that Purchase Payments have remained in the Contract before being withdrawn as shown in the Table of Withdrawal Charges below:

                          TABLE OF WITHDRAWAL CHARGES

PURCHASE PAYMENT ANNIVERSARY                                               WITHDRAWAL CHARGE
----------------------------                                       ----------------------------------
                                                                   8% of the Purchase Payment
       1........................................................   withdrawn
                                                                   7% of the Purchase Payment
       2........................................................   withdrawn
                                                                   6% of the Purchase Payment
       3........................................................   withdrawn
                                                                   5% of the Purchase Payment
       4........................................................   withdrawn
                                                                   4% of the Purchase Payment
       5........................................................   withdrawn
                                                                   3% of the Purchase Payment
       6........................................................   withdrawn
                                                                   2% of the Purchase Payment
       7........................................................   withdrawn
                                                                   1% of the Purchase Payment
       8........................................................   withdrawn
                                                                   0% of the Purchase Payment
       9 and after..............................................   withdrawn

     For each Contract Year after the first, the Owner may make a withdrawal without the imposition of a Withdrawal Charge of an amount equal to 10% of the total of all Purchase Payments at the beginning of the Contract Year less any Purchase Payments previously withdrawn. Any withdrawals without a Withdrawal Charge not used in a Contract Year may not be used in any subsequent Contract Year. With respect to the assessment of a Withdrawal Charge, the distribution of Purchase Payments from within a Subaccount or the Fixed Account are on a first-in, first-out basis. (See "Withdrawals" on Page 18.)

     Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions, up to an amount currently equal to 7.75% of Purchase Payments, for promotional or distribution expenses associated with the marketing of the Contracts. The Company may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission (which when combined could exceed 7.75% of Purchase Payments). In addition, under certain circumstances, the Company may pay certain sellers production bonuses which will take into account, among other things, the total Purchase Payments which have been made under Contracts associated with the broker-dealer. Additional payments or allowances may be made for other services not directly related to the sale of the Contracts. To the extent that the Withdrawal Charge is insufficient to cover the actual costs of distribution, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge (see below), to provide for any difference.

     No Withdrawal Charge is deducted if Plan A -- Option 1; Plan B or Plan C is elected. (See "Contract Proceeds -- Fixed Payment Plans" on Page 21.)

     In addition, in certain states, an endorsement to the Contract is issued which permits the Owner to make a total or partial withdrawal without the imposition of a Withdrawal Charge if the Annuitant is hospitalized and/or confined to an eligible nursing home for 30 consecutive days.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

     The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of Purchase Payments to be received will be considered. Per Contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

     If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

     The Company and its affiliates may offer an exchange program ("Exchange Program") to their fixed annuity contract owners whereby a contract owner can exchange his or her fixed annuity contract for a Contract offered by this Prospectus. Pursuant to the Exchange Program, the Withdrawal Charge may be reduced or eliminated so that a contract owner would not incur any additional or higher Withdrawal Charge as a result of the exchange.

     The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the Withdrawal Charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

DEDUCTION FOR MORTALITY AND EXPENSE RISK CHARGE

     The Company deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% (consisting of approximately
 .90% for mortality risks and approximately .35% for expense risks) of the average daily net asset value of the Separate Account. The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant and to waive the Withdrawal Charge in the event of the death of the Annuitant. Also, there is a mortality risk borne by the Company with respect to the guaranteed death benefit (see "Contract Proceeds -- Death Proceeds" on Page 19). The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Annual Contract Maintenance Charge and the Administrative Charge.

     If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects a profit from this charge.

     The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

DEDUCTION FOR ADMINISTRATIVE CHARGE

     The Company deducts on each Valuation Date an Administrative Charge which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This charge, together with the Annual Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Separate Account. These expenses include but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Owner records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and reporting requirements. Since this charge is an asset-based charge, the amount of the charge attributable to a particular Contract may have no relationship to the administrative costs actually incurred by that Contract. The Company does not intend to profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its administrative expenses. Should this charge prove to be insufficient, the Company will not increase this charge and will incur the loss.

DEDUCTION FOR ANNUAL CONTRACT MAINTENANCE CHARGE

     The Company deducts an Annual Contract Maintenance Charge of $30 from the Contract Value on each Contract Anniversary prior to the Maturity Date. This charge is to reimburse the Company for its administrative expenses (see above). This charge is deducted by subtracting values from the Fixed Account and/or cancelling Accumulation Units from each applicable Subaccount in the ratio that the value of each account bears to the total Contract Value. If a total withdrawal is made on other than a Contract Anniversary, the Annual Contract Maintenance Charge will be deducted at the time of withdrawal. If the Maturity Date is not a Contract Anniversary, the Annual Contract Maintenance Charge will be deducted from the Maturity Proceeds. The Company has set this charge at a level so that, when considered in conjunction with the Administrative Charge (see above), it will not make a profit from the charges assessed for administration.

DEDUCTION FOR PREMIUM TAXES

     The Contract provides that any premium or other taxes paid to any government entity relating to the Contract will be deducted from the Purchase Payment or Contract Value when incurred. Some states assess premium taxes at the time Purchase Payments are made; others assess premium taxes at the time Annuity Payments begin. Premium taxes generally range from 0% to 4%. The Contract also provides that the Company may, at its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. The Company currently intends to advance any premium taxes due at the time Purchase Payments are made and then deduct such premium taxes from an Owner's Contract Value at the time Annuity Payments begin or upon withdrawal if the Company is unable to obtain a refund. The Company will, in its sole discretion, determine when taxes have resulted from:

     (1) the investment experience of the Separate Account;

     (2) receipt by the Company of the Purchase Payments; or

     (3) commencement of Annuity Payments.

DEDUCTION FOR INCOME TAXES

     While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company will deduct any withholding taxes required by applicable law.

DEDUCTION FOR INVESTMENT OPTION EXPENSES

     There are other deductions from and expenses paid out of the assets of the Investment Options, including amounts paid for other expenses and amounts paid to the Investment Advisers as Management Fees, which are described in the accompanying Prospectuses for the Investment Options.

DEDUCTION FOR TRANSFER FEE

     Prior to the Maturity Date, the Owner may transfer all or part of the Owner's interest in a Subaccount or the Fixed Account (subject to Fixed Account provisions) without the imposition of any fee or charge if there have been no more than 12 transfers made in the Contract Year. If more than 12 transfers have been made in the Contract Year, the Company will deduct a Transfer Fee which is equal to the lesser of 2% of the Contract Value transferred or an amount not greater than $25. (The current amount is $25.) Currently, all transfers made on any one day are considered a single transfer. If the Owner is participating in the Automatic Portfolio Rebalancing program or Dollar Cost Averaging program providing for the automatic transfer of funds from a Subaccount or the Fixed Account to any other Subaccount(s), such transfers currently are not counted toward the number of transfers for the year and are not taken into account in determining any Transfer Fee. However, the Company reserves the right to treat multiple transfers in a single day, Automatic Portfolio Rebalancing transfers and Dollar Cost Averaging transfers as standard transfers when determining annual transfers and imposing the Transfer Fee. (See "Purchase Payments and Contract Value -- Dollar Cost Averaging" on Page 16 and "Purchase Payments and Contract Value -- Automatic Portfolio Rebalancing" on Page 16.)

                                 THE CONTRACTS

OWNERSHIP

     The Owner exercises all the rights under the Contract. The maximum issue Age is 85 years old for Owners and Annuitants (in Florida, 75 years old for Annuitants). The Owner may name a new Owner. Any change in Ownership must be sent to the Company's Annuity Service Center on a form acceptable to the Company. The change will go into effect when it is signed, subject to any payments or actions taken by the Company before it records it. The Company is not responsible for any tax consequences occurring as a result of ownership changes.

ANNUITANT

     The Annuitant is the natural person on whose life Annuity Payments are based. The Annuitant is irrevocably named at the time the Contract is issued.

ASSIGNMENT

     During the Annuitant's life, the Owner can assign some or all of the Owner's rights under the Contract to someone else.

     A signed copy of the assignment must be sent to the Company's Annuity Service Center on a form acceptable to the Company. An assignment of the Contract is not binding on the Company until the assignment, or a copy, is recorded at the Annuity Service Center, subject to any payments or actions taken by the Company before the recording. The Company is not responsible for the validity or effect of any assignment, including any tax consequences.

     The consent of any Irrevocable Beneficiaries is required before assignment of Proceeds can happen.

BENEFICIARY

     The Owner can name any Beneficiary to be an Irrevocable Beneficiary. The interest of an Irrevocable Beneficiary cannot be changed without his or her consent. Otherwise, the Owner can change Beneficiaries as explained below.

     Unless the Owner states otherwise, all rights of a Beneficiary, including an Irrevocable Beneficiary, will end if he or she dies before the Annuitant. If any Beneficiary dies before the Annuitant, that Beneficiary's interest will pass to any other Beneficiaries according to their respective interests. If all Beneficiaries die before the Annuitant, upon the Annuitant's death the Company will pay the Death Proceeds to the Owner, if living, otherwise to the Owner's estate or legal successors.

     The Owner can change the Beneficiary at any time during the Annuitant's life. To do so, the Owner must send a written request to the Company's Annuity Service Center. The request must be on a form acceptable to the Company. The change will go into effect when signed, subject to any payments or actions taken by the Company before it records the change.

     A change cancels all prior Beneficiary designations; except, however, a change will not cancel any Irrevocable Beneficiary without his or her consent. The interest of the Beneficiary will be subject to:

     (1) any assignment of the Contract, accepted and recorded by the Company prior to the Annuitant's death; and

     (2) any Payment Plan in effect on the date of the Annuitant's death.

     Death Proceeds will be paid as though the Beneficiary died before the Annuitant if:

     (1) the Beneficiary dies at the same time as the Annuitant; or

     (2) the Beneficiary dies within 24 hours of the Annuitant's death.

                      PURCHASE PAYMENTS AND CONTRACT VALUE

PURCHASE PAYMENTS

     The initial Purchase Payment is due on the Issue Date. There is no Contract until the initial Purchase Payment is paid. If any check presented as payment of any part of the initial Purchase Payment for a Contract is not honored, the Contract is void.

     The minimum Purchase Payment is an aggregate of $5,000 the first year and the minimum subsequent Purchase Payment is $100. Under certain circumstances, the Company may waive and/or modify the minimum subsequent Purchase Payment requirement in the case of large groups who submit Purchase Payments through Company approved billing procedures. Prior Company approval must be obtained for subsequent Purchase Payments in excess of $500,000 or for total Purchase Payments in excess of $1 million. The Company reserves the right to accept or decline any Application or Purchase Payment.

ALLOCATION OF PURCHASE PAYMENTS

     The initial Purchase Payment is allocated to the Fixed Account or the Subaccount(s) of the Separate Account as elected by the Owner. Unless otherwise changed by the Owner, subsequent Purchase Payments are allocated in the same manner as the initial Purchase Payment. (In Oregon, Washington and New Jersey, after the second Contract Year, subsequent Purchase Payments may not be allocated to the Fixed Account.) Under certain circumstances, Purchase Payments, which have been designated by prospective purchasers to be allocated to the Fixed Account or Subaccounts other than the Smith Barney Money Market Subaccount, may initially be allocated to the Smith Barney Money Market Subaccount during the free look period. (See "Highlights" on Page 2.) For each Subaccount, Purchase Payments are converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the Purchase Payment allocated to the Subaccount by the value of the Accumulation Unit for the Subaccount. Purchase Payments allocated to the Fixed Account are credited in dollars.

     If the Application for a Contract is in good order, the Company will apply the Purchase Payment to the Separate Account and credit the Contract with Accumulation Units and/or to the Fixed Account and credit the Contract with dollars within two business days of receipt. If the Application for a Contract is not in good order, the Company will attempt to get it in good order or the Company will return the Application and the Purchase Payment within five (5) business days. The Company will not retain a Purchase Payment for more than five
(5) business days while processing an incomplete Application unless it has been so authorized by the purchaser.

DOLLAR COST AVERAGING

     Dollar Cost Averaging is a program which, if elected, permits an Owner to systematically transfer each month amounts from any one Subaccount or the Fixed Account (subject to Fixed Account provisions) to any Subaccount(s). By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations. The minimum amount which may be transferred is $100. The minimum duration of participation in any Dollar Cost Averaging program is currently five (5) months. An Owner must have a minimum of the amount required in the Subaccount or the Fixed Account to complete the Owner's designated program, in order to participate in the Dollar Cost Averaging program.

     All Dollar Cost Averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next Valuation Date if the 15th of the month is not a Valuation Date). If the Owner is participating in the Dollar Cost Averaging program, such transfers currently are not taken into account in determining any Transfer Fee. The Company reserves the right to treat Dollar Cost Averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable Transfer Fees. An Owner participating in the Dollar Cost Averaging program may not make automatic withdrawals of his or her Contract Value or participate in the Automatic Portfolio Rebalancing program. (See "Purchase Payments and Contract Value -- Automatic Portfolio Rebalancing" on Page 16 and "Withdrawals -- Automatic Withdrawals" on Page 18.)

AUTOMATIC PORTFOLIO REBALANCING

     Owners may participate in the Automatic Portfolio Rebalancing pursuant to which Owners authorize the Company to automatically transfer all or a portion of their Contract Value on a periodic basis to maintain a particular percentage allocation among the Portfolios as selected by the Owner. The Contract Value allocated to each Portfolio will increase or decrease at different rates depending on the investment experience of the Portfolio and Automatic Portfolio Rebalancing automatically reallocates the Contract Value in the Portfolios selected to the allocation chosen by the Owner. Portfolios that have Contract Value will not automatically be included in Automatic Portfolio Rebalancing unless selected by the Owner.

     An Owner may select that rebalancing occur on a quarterly, semiannual or annual basis and currently all Portfolios are available investment options under Automatic Portfolio Rebalancing. The Fixed Account is excluded from rebalancing. Currently, the Company offers Automatic Portfolio Rebalancing to Owners with a Contract Value of greater than $25,000, but reserves the right to offer the program on Contracts with a lesser amount. The Company reserves the right to modify, suspend or terminate this service at any time.

     All Automatic Portfolio Rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next Valuation Date, if the 15th of the month is not a Valuation
Date). If the Owner is participating in the Automatic Portfolio Rebalancing program, such transfers currently are not taken into account in determining any Transfer Fee. The Company reserves the right to treat Automatic Portfolio Rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable Transfer Fees. An Owner participating in the Automatic Portfolio Rebalancing program may not make automatic withdrawals of his or her Contract Value or participate in the Dollar Cost Averaging program. (See "Purchase Payments and Contract Value -- Dollar Cost Averaging" above and "Withdrawals -- Automatic Withdrawals" on Page 18.)

CONTRACT VALUE

     The Contract Value, at any time, is the sum of:

     (1) the Fixed Account Value; and

     (2) the Separate Account Value.

     The Separate Account value on any Valuation Date means the sum of the Owner's interests in the Subaccounts of the Separate Account. The value of the Owner's interest in a Subaccount is determined by multiplying the number of Accumulation Units attributable to that Subaccount by the Accumulation Unit value for the Subaccount. Any withdrawals or transfers will result in the cancellation of Accumulation Units in a Subaccount. The Separate Account values will vary with the performance of the Subaccounts of the Separate Account, any Purchase Payments paid, partial withdrawals and charges assessed.

ACCUMULATION UNIT

     A Purchase Payment when allocated to the Separate Account is converted into Accumulation Units for the selected Subaccount. The number of Accumulation Units in a Subaccount credited to the Contract is determined by dividing the Purchase Payment allocated to that Subaccount by the Accumulation Unit value for that Subaccount as of the Valuation Period during which the Purchase Payment is allocated to the Subaccount. The Accumulation Unit value for each Subaccount was arbitrarily set initially at $10. Subsequent Accumulation Unit values are determined by subtracting (2) from (1) and dividing the result by (3) where:

     (1) is the net result of:

        (a) the assets of the Subaccount attributable to Accumulation Units; plus or minus

        (b) the cumulative charge or credit for taxes reserved, which resulted from the operation or maintenance of the Subaccount.

     (2) is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Charge; and

     (3) is the number of Accumulation Units outstanding at the end of the Valuation Period.

     The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.

                                   TRANSFERS

     Prior to the Maturity Date, the Owner may transfer all or part of the Owner's interest in a Subaccount or the Fixed Account without the imposition of any fee or charge if there have been no more than 12 transfers for the Contract Year. All transfers are subject to the following:

     (1) if more than 12 free transfers have been made in any Contract Year, the Company will deduct a Transfer Fee for each subsequent transfer. (The Transfer Fee is the lesser of 2% of Contract Value transferred or $25.) The Transfer Fee will be deducted from the amount which is transferred. Transfers from a Dollar Cost Averaging program or Automatic Portfolio Rebalancing program are currently not counted toward the number of annual transfers and are not taken into account in determining any applicable Transfer Fees. Currently, all transfers in a single day are treated as a single transfer. The Company reserves the right to treat Dollar Cost Averaging transfers, Automatic Portfolio Rebalancing transfers and multiple transfers in a single day as standard transfers in determining the number of annual transfers and the imposition of any applicable Transfer Fees.

     (2) the minimum amount which can be transferred is $100 or the Owner's entire interest in the Subaccount or the Fixed Account, if less. The minimum amount which must remain in a Subaccount or Fixed Account after a transfer is $100 or the Subaccount must be liquidated.

     (3) for any Contract Year, transfers of Purchase Payments and any attributable earnings from the Fixed Account to a Subaccount are limited to ten percent (10%) of the Purchase Payment and ten percent (10%) of its attributable earnings. If a Purchase Payment was received at least eight (8) years prior to the request for transfer, all of the Purchase Payment and the earnings attributable to it may be transferred to a Subaccount. (In New Jersey, no amounts may be transferred to the Fixed Account after the second Contract Year).

     (4) any transfer direction must clearly specify:
         (a) the amount which is to be transferred; and
         (b) the Fixed Account or Subaccounts which are to be affected.

     (5) transfers will be made as of the Valuation Period next following the Valuation Period during which a written request for a transfer is received by the Company.

     (6) the Company reserves the right, at any time, and without prior notice to any party, to terminate, suspend, or modify the transfer privilege described above, subject to applicable state law and regulation.

     An Owner may elect to make transfers by telephone. To elect this option the Owner must do so in writing to the Company. If there are Joint Owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the Joint Owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company may tape record all telephone instructions.

                                  WITHDRAWALS

     Prior to the Maturity Date, the Owner may, upon written request received by the Company, make a total or partial withdrawal of the Contract Withdrawal Value. (For Contracts issued in Idaho, no partial withdrawal may be made for 30 days after the Issue Date). The Contract terminates if a total withdrawal is made. The Contract Withdrawal Value is:

     (1) the Contract Value for the Valuation Period next following the Valuation Period during which a written request for a withdrawal is received by the Company; less

     (2) any applicable taxes not previously deducted; less

     (3) the Withdrawal Charge, if any (see "Charges and Deductions -- Deduction for Withdrawal Charge (Sales Load)" on Page 11); less

     (4) the Annual Contract Maintenance Charge, if any.

     A withdrawal will result in the cancellation of Accumulation Units for each applicable Subaccount of the Separate Account or a reduction in the Fixed Account Value. Unless otherwise instructed, a partial withdrawal will be applied pro rata among each Subaccount and the Fixed Account based on the ratio of the value of each Subaccount or Fixed Account to the Contract Value. The Company will pay the amount of any withdrawal within seven (7) calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect (see "Suspension of Payments or Transfers" on Page 19).

     For purposes of determining any applicable Withdrawal Charges or any other charges under the Contract, the distribution of Purchase Payments from within a Subaccount or the Fixed Account is on a first-in, first-out basis with earnings attributable to such Purchase Payments considered only after the Purchase Payment is considered.

     Each partial withdrawal must be for an amount which is not less than $100 or the Owner's entire interest in the Subaccount or the Fixed Account, if less. The minimum Contract Value which must remain in a Subaccount or the Fixed Account after a partial withdrawal is $100.

     Certain tax withdrawal penalties and restrictions may apply to withdrawals from the Contracts. (See "Tax Status" on Page 23.)

AUTOMATIC WITHDRAWALS

     After the first Contract Anniversary, an Owner may make a withdrawal each Contract Year of up to ten percent (10%) of the total of all aggregate Purchase Payments at the beginning of the Contract Year, less any Purchase Payments previously withdrawn, free from Withdrawal Charges. Subject to any conditions and fees the Company may impose, an Owner may elect to have this amount paid in equal periodic installments ("automatic withdrawals"). The Company reserves the right to charge a fee for automatic withdrawals. Currently, however, there are no charges for automatic withdrawals.

     Automatic withdrawals are made on the 15th of each month, or any other monthly date mutually agreed upon (or the next following Valuation Date if the monthly date is not a Valuation Date). Certain withdrawal penalties may apply to withdrawals from the Contracts (see "Tax Status -- Tax Treatment of Withdrawals" on Page 25). Automatic withdrawals are taken pro rata from Contract Value. The right to a 10% free single sum withdrawal is forfeited. Automatic withdrawals are not allowed simultaneously with the Dollar Cost Averaging program or Automatic Portfolio Rebalancing program. (See "Purchase Payments and Contract Value -- Dollar Cost Averaging" on Page 16 and "Purchase Payments and Contract Value -- Automatic Portfolio Rebalancing" on Page 16.)

SUSPENSION OF PAYMENTS OR TRANSFERS

     The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2) trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

     (4) when the Company's Annuity Service Center is closed;

     (5) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners; provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (2) and (3) exist.

     The Company reserves the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months after written election is received by the Company.

                               CONTRACT PROCEEDS

MATURITY PROCEEDS

     On the Maturity Date, the Company will pay the Maturity Proceeds of the Contract to the Annuitant, if living, subject to the terms of the Contract. If Payment Plan A, Option 1; Plan B; or Plan C are elected, the Maturity Proceeds will be the Contract Value less any applicable taxes not previously deducted. (See "Fixed Payment Plans" on Page 21.) If the Maturity Proceeds are paid in cash or by any other method not listed above, the Maturity Proceeds equal the Contract Value less:

     (1) any applicable taxes not previously deducted; less

     (2) the Withdrawal Charge, if any; less

     (3) the Annual Contract Maintenance Charge, if any.

     The election of a Payment Plan must be made in writing at least seven (7) days prior to the Maturity Date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the Annuitant lives will be applied.

DEATH PROCEEDS

     If death occurs prior to the end of the eighth Contract Year, the Death Proceeds will be the greatest of:

     (1) the sum of the Purchase Payments less any withdrawals including any applicable Withdrawal Charge and any applicable taxes not previously deducted; or

     (2) the Contract Value less any applicable taxes not previously deducted.

     If death occurs after the end of the eighth Contract Year, the Death Proceeds will be the greatest of:

     (1) the sum of the Purchase Payments less any withdrawals including any applicable Withdrawal Charge and less any applicable taxes not previously deducted; or

     (2) the Contract Value less any applicable taxes not previously deducted;
         or

     (3) the Contract Value at the end of the eighth Contract Year less any withdrawals including any applicable Withdrawal Charge incurred since the end of the eighth Contract Year and any applicable taxes not previously deducted.

     The Death Proceeds will be determined and paid as of the Valuation Period next following the Valuation Period during which both due proof of death satisfactory to the Company and an election for the payment method from all Beneficiaries are received at the Company.

     The Beneficiary can elect to have a single lump sum payment or choose one of the Payment Plans. If a single sum payment is requested, the amount will be paid within seven (7) days, unless the Suspension of Payments or Transfers provision is in effect.

     Payment to the Beneficiary, other than in a single sum, may only be elected during the 60-day period beginning with the date of receipt of due proof of death on a form acceptable to the Company.

     The entire Death Proceeds must be paid within five (5) years of the date of death unless:

     (1) the Beneficiary elects to have the Death Proceeds:

        (a) payable under a Payment Plan over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and

        (b) payable beginning within one year of the date of death; or

     (2) if the Beneficiary is the Owner's Spouse, the Beneficiary may elect to become the Owner of the Contract and the Contract will continue in effect.

DEATH OF THE ANNUITANT

     (1) If the Annuitant dies prior to the Maturity Date, the Company will pay the Death Proceeds as provided above except as provided in number (2) below.

     (2) If the Annuitant dies prior to the Maturity Date and if the Annuitant was age 76 or greater on the Issue Date of the Contract, the Company will pay the Death Proceeds as provided above except that the Death Proceeds will equal the Contract Value less any applicable taxes not previously deducted.

     (3) If the Annuitant dies after the Maturity Date but before all of the Proceeds payable under the Contract have been distributed, the Company will pay the remaining Proceeds to the Beneficiary(ies) according to the terms of the supplementary contract.

     Provision (2) above is inapplicable in Florida.

DEATH OF OWNER

     (1) If the Owner dies before the Maturity Date, ownership of the Contract will be transferred as follows:

        (a) if the Owner is also the Annuitant, the Death of the Annuitant provision described above applies; or

        (b) if the Owner is not also the Annuitant and if the new Owner is the spouse of the Owner, the Contract may be continued; or

        (c) if the Owner is not also the Annuitant and if the new Owner is someone other than the spouse of the Owner, the Contract Withdrawal Value must be distributed pursuant to the Death Proceeds provision above.

     (2) If the Owner dies on or after the Maturity Date, but before all Proceeds payable under the Contract have been distributed, the Company will continue payments according to the terms of the supplementary contract.

     The Owner's spouse is the Owner's surviving spouse at the time of the Owner's death. If the Owner is not a natural person, the death of the Annuitant will be treated as the death of the Owner. If there are Joint Owners, any references to the death of the Owner shall mean the first death of an Owner.

FIXED PAYMENT PLANS

     After the first Contract Year, the Proceeds may be applied under one or more of the Payment Plans described below. Payment Plans not specified in the Contract are available only if they are approved both by the Company and the Owner. The Owner chooses a Payment Plan during the Annuitant's lifetime. This choice can be changed during the life of the Annuitant prior to the Maturity Date. If the Owner has not chosen a plan prior to the Annuitant's death, the automatic option of monthly income for a minimum of 120 months and as long thereafter as the Payee lives will be applied.

     The Owner chooses a plan by sending a written request to the Annuity Service Center. The Company will send the Owner the proper forms to complete. The request, when recorded at the Company's Annuity Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. Any change must be requested at least seven
(7) days prior to the Maturity Date. If, for any reason, the person named to receive payments (the Payee) is changed, the change will go into effect when the request is recorded at the Company's Annuity Service Center, subject to any payments or actions taken by the Company before the recording.

     No Withdrawal Charge is deducted if Plan A-Option 1; Plan B or Plan C is elected.

     A plan is available only if the periodic payment is $100 or more. If the Payee is other than a natural person (such as a corporation), a plan will be available only with the Company's consent.

     A supplementary contract will be issued in exchange for the Contract when payment is made under a Payment Plan. The effective date of a Payment Plan shall be a date upon which the Company and the Owner mutually agree.

     The minimum interest rate for plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

  PLAN A. INTEREST

     OPTION 1 -- The Contract Value less any applicable taxes not previously deducted may be left on deposit with the Company for five (5) years. Fixed payments will be made monthly, quarterly, semi-annually, or annually. The Company does not allow a monthly payment if the Contract Value applied under this option is less than $100,000. The Proceeds may not be withdrawn until the end of the five (5) year period.

     OPTION 2 -- The Contract Withdrawal Value may be left on deposit with the Company for a specified period. Interest will be paid annually. All or part of the Proceeds may be withdrawn at any time.

  PLAN B. FIXED PERIOD

     The Contract Value less any applicable taxes not previously deducted will be paid until the Proceeds, plus interest, are paid in full. Payments may be paid annually or monthly. The payment period cannot be more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the Age of the Annuitant or the Beneficiary.

  PLAN C. LIFE INCOME

     The Contract Value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the Annuitant or Beneficiary, whichever is appropriate, lives. The Company has the right to require proof satisfactory to it of the Age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the Age of the Annuitant or the Beneficiary.

                                  DISTRIBUTOR

     Equitable of Iowa Securities Network, Inc. ("Securities Network"), 604 Locust Street, Des Moines, Iowa 50309, acts as the distributor of the Contracts. Securities Network is also a wholly-owned subsidiary of Equitable of Iowa Companies. The Contracts are offered on a continuous basis.

                            PERFORMANCE INFORMATION

MONEY MARKET PORTFOLIO

     From time to time, the Company may advertise the "yield" and "effective yield" of the Money Market Subaccount of the Separate Account. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Subaccount refers to the income generated by Contract Values in the Money Market Subaccount over a seven-day period (which period will be stated in the advertisement). This income is "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Money Market Subaccount. The "effective yield" is calculated similarly. However, when annualized, the income earned by Contract Values is assumed to be reinvested. This results in the "effective yield" being slightly higher than the "yield" because of the compounding effect of the assumed reinvestment. The yield figure will reflect the deduction of any asset-based charges and any applicable Annual Contract Maintenance Charge, but will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

OTHER PORTFOLIOS

     From time to time, the Company may advertise performance data for the various other Portfolios under the Contract. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment medium over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges and any applicable Annual Contract Maintenance Charges under the Contracts, but will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

     Any advertisement will also include total return figures calculated as described in the Statement of Additional Information. The total return figures reflect the deduction of any applicable Annual Contract Maintenance Charge and Withdrawal Charges, as well as any asset-based charges.

     The Company may make available yield information with respect to some of the Portfolios. Such yield information will be calculated as described in the Statement of Additional Information. The yield information will reflect the deduction of any applicable Annual Contract Maintenance Charge as well as any asset-based charges.

     The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

     In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Portfolios against established market indices such as the Standard &

Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

     In addition, the Company may, as appropriate, compare each Subaccount's performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index, which is published by the U.S. Department of Labor and measures the average change in prices over time of a fixed "market basket" of certain specified goods and services. Similar comparisons of Subaccount performance may also be made with appropriate indices measuring the performance of a defined group of securities widely recognized by investors as representing a particular segment of the securities markets. For example, Subaccount performance may be compared with Donoghue Money Market Institutional Averages (money market rates), Lehman Brothers Corporate Bond Index (corporate bond interest rates) or Lehman Brothers Government Bond Index (long-term U.S. Government obligation interest rates).

     The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts issued through the Separate Account with the unit values of variable annuities issued through the separate accounts of other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

     The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

     The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

     Morningstar rates a variable annuity subaccount against its peers with similar investment objectives. Morningstar does not rate any subaccount that has less than three years of performance data. The Company's sales literature utilizing these rankings will indicate whether charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

                                   TAX STATUS

GENERAL

     NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES

NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

     Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer".

     The Company intends that all Portfolios of the Investment Options underlying the Contracts will be managed by the investment advisers for the Investment Options in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of

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

favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Separate Account.

     Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

     The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

     Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

     An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME TAX WITHHOLDING

     All distributions or the portion thereof which is includible in the gross income of the Owner are subject to Federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

TAX TREATMENT OF WITHDRAWALS

     Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

     The Contract provides that upon the death of the Annuitant prior to the Maturity Date, the Death Proceeds will be paid to the named Beneficiary. Such payments made upon the death of the Annuitant who is not the Owner of the Contract do not qualify for the death of Owner exception described above, and will be subject to the ten (10%) percent distribution penalty unless the Beneficiary is 59 1/2 years old or one of the other exceptions to the penalty applies.

                              FINANCIAL STATEMENTS

     Financial statements of the Company and the Separate Account have been included in the Statement of Additional Information.

                               LEGAL PROCEEDINGS

     There are no material pending legal proceedings to which the Separate Account, the Distributor or the Company is a party. In the ordinary course of business, the Company and its subsidiaries are also engaged in certain other litigation none of which management believes is material.

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

                            TABLE OF CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION

                                        ITEM                                            PAGE
-------------------------------------------------------------------------------------   -----
Company..............................................................................     3
Experts..............................................................................     3
Legal Opinions.......................................................................     3
Distributor..........................................................................     3
Yield Calculation for Money Market Subaccount........................................     3
Performance Information..............................................................     4
Annuity Provisions...................................................................     6
Financial Statements.................................................................     6

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